Investments in Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Investments in securities	$ 3,074	$ 7,222
Equity Securities [Member]
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Interest in equity securities	5.00%
Investments in securities	$ 1,823	5,976
Canadian Natural Resources Limited | Equity Securities [Member]
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Interest in equity securities	8.00%
Investments in securities		3,506
Malaysia LNG Tiga Sdn Bhd [Member] | Equity Securities [Member]
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Interest in equity securities	15.00%
Investments in securities		$ 722